Software and Equipment, Net	6 Months Ended
Jun. 30, 2024
Software and Equipment, Net [Abstract]
SOFTWARE AND EQUIPMENT, NET

6. SOFTWARE AND EQUIPMENT, NET

Software and equipment, net, consisted of the following:

	December 31,	June 30,
	2023	2024
Cost
Computer software (i)	$22,410	$21,894
Electronic equipment	13,161	13,047
Vehicles	891	891
Office equipment and furniture	180	181
Leasehold improvements	40	29
Others	711	695
Total	37,393	36,737
Less: accumulated depreciation	(14,927)	(16,760)
Software and equipment, net	$22,466	$19,977

(i)	In 2022, hybrid cloud platform developed with the assistance of a third-party cloud service provider was partially substantially ready for use and transferred from other non-current assets. Cost of hybrid cloud platform represents the purchase price of the platform and other expenditures incurred to bring the platform into its intended use. The application of the hybrid cloud platform was to improve the IT development capability for internal-used software platforms which provide auto services and auto eInsurance service to customers, and Software-As-A-Service (“SaaS”) products which are provided to business partners as technology services.

Depreciation expense was $2,840 and $1,813 for the six months ended June 30, 2023 and 2024, respectively.

During the six months ended June 30, 2023 and 2024, the Group recorded no impairment loss of software and equipment.